STATEMENTS OF CASH FLOWS (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENTS OF CASH FLOWS
Subscriptions to BSA share warrants	€ 49	€ 13	€ 57
Decrease / (increase) of prepaid expenses	4,100	€ 2,800	€ 700
Increase in prepaid expenses offset by Abbott Payment	€ 2,000